UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2009 (Unaudited)
Schooner Growth and Income Fund

Shares	Value
COMMON STOCKS - 91.60%
Aerospace & Defense - 4.68%
Honeywell International, Inc.	500	$13,415
Northrop Grumman Corp.	1,300	48,568
Raytheon Co.	1,500	59,955
United Technologies Corp.	900	36,747
158,685
Biotechnology - 5.11%
Amgen, Inc. (a)	1,800	88,074
Celgene Corp. (a)	900	40,257
Gilead Sciences, Inc. (a)	1,000	44,800
173,131
Communications Equipment - 2.95%
Cisco Systems, Inc. (a)	4,400	64,108
Juniper Networks, Inc. (a)	2,500	35,862
99,970
Computers & Peripherals - 9.03%
Apple, Inc. (a)	1,100	98,241
EMC Corp. (a)	5,500	57,750
Hewlett-Packard Co.	2,000	58,060
International Business Machines Corp.	1,000	92,030
306,081
Diversified Consumer Services - 2.14%
Apollo Group, Inc. (a)	1,000	72,500
Diversified Financial Services - 0.88%
J.P. Morgan Chase & Co.	1,300	29,705
Diversified Telecommunication Services - 2.78%
Verizon Communications, Inc.	3,300	94,149
Electric Utilities - 0.97%
Exelon Corp.	700	33,054
Electrical Equipment - 1.03%
Emerson Electric Co.	1,300	34,775
Energy Equipment & Services - 1.50%
National Oilwell Varco, Inc. (a)	1,900	50,787
Food & Staples Retailing - 4.37%
The Kroger Co.	2,400	49,608
Wal-Mart Stores, Inc.	2,000	98,480
148,088
Food Products - 5.39%
Archer-Daniels-Midland Co.	3,400	90,644
Bunge Ltd.	1,200	56,256
HJ Heinz Co.	1,100	35,937
182,837
Health Care Providers & Services - 5.01%
Express Scripts, Inc. (a)	800	40,240
McKesson Corp.	2,000	82,040
Wellpoint, Inc. (a)	1,400	47,488
169,768
Hotels, Restaurants & Leisure - 2.25%
Yum! Brands, Inc.	2,900	76,212
Household Products - 1.71%
Procter & Gamble Co.	1,200	57,804
Industrial Conglomerates - 1.89%
Tyco International Ltd	3,200	64,160
Internet Software & Services - 1.95%
Yahoo!, Inc. (a)	5,000	66,150
IT Services - 2.15%
Accenture Ltd.	2,500	72,975
Media - 1.46%
Time Warner, Inc.	6,500	49,595
Oil, Gas & Consumable Fuels - 12.30%
Anadarko Petroleum Corp.	2,400	83,880
Apache Corp.	200	11,818
ConocoPhillips	2,100	78,435
Exxon Mobil Corp.	1,000	67,900
Murphy Oil Corp.	800	33,448
Occidental Petroleum Corp.	1,200	62,244
Valero Energy Corp.	4,100	79,458
417,183
Pharmaceuticals - 8.60%
Bristol-Myers Squibb Co.	3,300	60,753
Eli Lilly & Co.	1,500	44,070
Merck & Co., Inc.	2,500	60,500
Pfizer, Inc.	4,900	60,319
Schering Plough Corporation	3,800	66,082
291,724
Road & Rail - 2.39%
CSX Corp.	1,300	32,084
Union Pacific Corp.	1,300	48,776
80,860
Semiconductors & Semiconductor Equipment - 1.33%
Applied Materials, Inc.	5,000	46,050
Software - 1.33%
Oracle Corp. (a)	2,900	45,066
Specialty Retail - 2.16%
Home Depot, Inc.	3,500	73,115
Textiles, Apparel & Luxury Goods - 1.47%
Nike, Inc.	1,200	49,836
Tobacco - 3.40%
Altria Group, Inc.	4,200	64,848
Reynolds American, Inc.	1,500	50,370
115,218
Wireless Telecommunication Services - 1.37%
American Tower Corp. - Class A (a)	1,600	46,592
TOTAL COMMON STOCKS (Cost $3,560,476)	$3,106,070

INVESTMENT COMPANIES - 8.94%
Financial Select Sector SPDR Fund	20,800	158,496
Materials Select Sector SPDR Fund	5,100	98,787
Utilities Select Sector SPDR Fund	1,800	45,756
TOTAL INVESTMENT COMPANIES (Cost $432,911)	$303,039

Principal
Amount
SHORT TERM INVESTMENTS - 1.62%
AIM STIT-Treasury Portfolio
0.282%, 01/01/2020 (b)	55,062	55,062
TOTAL SHORT TERM INVESTMENTS (Cost $55,062)	$55,062

Total Investments (Cost $4,048,449) - 102.16%	3,464,171
Liabilities in Excess of Other Assets - (2.16)%	(73,332)
TOTAL NET ASSETS - 100.00%	$3,390,839

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

Level 1 –	Level 2 –	Level 3 –
Quoted Prices in	Significant	Significant
active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	3,464,171	3,464,171	-	-
Written Options	71,099	71,099	-	-
Total	3,535,270	3,535,270	-	-

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments	$4,048,449
Gross unrealized appreciation - Equities	12,768
Gross unrealized appreciation - Options	41,874
Gross unrealized depreciation - Equities	(597,046)
Gross unrealized depreciation - Options	(14,163)
Net unrealized depreciation	$(556,567)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Options Written
February 28, 2009 (Unaudited)
Schooner Growth and Income Fund

Contracts	Value
Call OPTIONS
Accenture Ltd.
Expiration: March 2009, Exercise Price: $30.00	25	$2,250
Altria Group, Inc.
Expiration: March 2009, Exercise Price: $16.00	42	798
American Tower Corp.
Expiration: March 2009, Exercise Price: $30.00	16	1,600
Amgen, Inc.
Expiration: March 2009, Exercise Price: $55.00	18	576
Anadarko Petroleum Corp.
Expiration: March 2009, Exercise Price: $40.00	24	1,080
Apache Corp.
Expiration: March 2009, Exercise Price: $65.00	2	220
Apollo Group, Inc.
Expiration: March 2009, Exercise Price: $80.00	10	1,450
Apple, Inc.
Expiration: March 2009, Exercise Price: $100.00	11	1,100
Applied Materials, Inc.
Expiration: March 2009, Exercise Price: $9.00	50	4,400
Archer-Daniels-Midland Co.
Expiration: March 2009, Exercise Price: $30.00	34	1,020
Bunge Ltd.
Expiration: March 2009, Exercise Price: $50.00	12	1,980
Bristol Myers Squibb
Expiration: March 2009, Exercise Price: $20.00	33	792
Cisco Systems, Inc.
Expiration: March 2009, Exercise Price: $16.00	44	836
ConocoPhillips
Expiration: March 2009, Exercise Price: $40.00	21	1,785
EMC Corp.
Expiration: March 2009, Exercise Price: $12.00	55	605
Emerson Electric Co.
Expiration: March 2009, Exercise Price: $30.00	13	455
Exelon Corp.
Expiration: March 2009, Exercise Price: $50.00	7	840
Express Scripts, Inc.
Expiration: March 2009, Exercise Price: $55.00	8	680
Exxon Mobil Corp.
Expiration: March 2009, Exercise Price: $75.00	10	500
Financial Select Sector SPDR Fund
Expiration: March 2009, Exercise Price: $9.00	208	4,784
Gilead Sciences, Inc.
Expiration: March 2009, Exercise Price: $47.50	10	850
Hewlett-Packard Co.
Expiration: March 2009, Exercise Price: $32.50	20	560
HJ Heinz Co.
Expiration: March 2009, Exercise Price: $35.00	11	275
Home Depot, Inc.
Expiration: March 2009, Exercise Price: $20.00	35	5,565
Honeywell International, Inc.
Expiration: March 2009, Exercise Price: $30.00	5	140
International Business Machines Corp.
Expiration: March 2009, Exercise Price: $90.00	10	4,700
J.P. Morgan Chase & Co.
Expiration: March 2009, Exercise Price: $25.00	13	1,547
Juniper Networks, Inc.
Expiration: March 2009, Exercise Price: $15.00	25	1,375
The Kroger Co.
Expiration: March 2009, Exercise Price: $22.50	24	840
Materials Select Sector SPDR Fund
Expiration: March 2009, Exercise Price: $22.00	51	510
McKesson Corp.
Expiration: March 2009, Exercise Price: $45.00	20	600
Murphy Oil Corp.
Expiration: March 2009, Exercise Price: $45.00	8	920
National Oilwell Varco, Inc.
Expiration: March 2009, Exercise Price: $30.00	19	1,900
Nike, Inc.
Expiration: March 2009, Exercise Price: $45.00	12	1,080
Occidental Petroleum Corp.
Expiration: March 2009, Exercise Price: $55.00	12	1,620
Oracle Corp.
Expiration: March 2009, Exercise Price: $17.00	29	580
Pfizer, Inc.
Expiration: March 2009, Exercise Price: $14.00	49	392
Procter & Gamble Co.
Expiration: March 2009, Exercise Price: $52.50	12	300
Reynolds American, Inc.
Expiration: March 2009, Exercise Price: $35.00	15	525
Schering Plough Corporation
Expiration: March 2009, Exercise Price: $17.50	38	3,610
Time Warner, Inc.
Expiration: March 2009, Exercise Price: $9.00	65	325
Tyco International Ltd
Expiration: March 2009, Exercise Price: $22.50	32	960
Union Pacific Corp.
Expiration: March 2009, Exercise Price: $40.00	13	1,560
United Technologies Corp.
Expiration: March 2009, Exercise Price: $45.00	9	315
Utilities Select Sector SPDR Fund
Expiration: March 2009, Exercise Price: $26.00	12	660
Valero Energy Corp.
Expiration: March 2009, Exercise Price: $22.50	41	1,394
Verizon Communications, Inc.
Expiration: March 2009, Exercise Price: $30.00	33	1,584
Wal-Mart Stores, Inc.
Expiration: March 2009, Exercise Price: $52.50	20	700
Wellpoint, Inc.
Expiration: March 2009, Exercise Price: $40.00	14	560
Yahoo!, Inc.
Expiration: March 2009, Exercise Price: $13.00	50	5,400
Yum! Brands, Inc.
Expiration: March 2009, Exercise Price: $27.50	29	2,001
Total Options Written (Premiums received $98,810)	$71,099

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009